Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		¥ 761	$ 109	¥ 790
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		167	24	137
Amounts due to related parties, current:
Amounts due to related parties, current		1,988	284	1,794
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		36	5	56
Related Party B | Related Party
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	388	55	443
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	591	85	605
Other Related Parties | Related Party
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	373	54	347
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[4]	167	24	137
Amounts due to related parties, current:
Amounts due to related parties, current	[5]	1,397	199	1,189
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[6]	¥ 36	$ 5	¥ 56

[1]	The balance mainly represents receivables arising from providing online marketing services and others to Related Party B.
[2]	The balance mainly represents amounts arising from purchasing services from Related Party B in the ordinary course of business.
[3]	The balance mainly represents amounts arising from online marketing services and others the Group provided to its investees in ordinary course of business.
[4]	The balance mainly represents prepayments for licensed copyrights to be received from the Group’s investees.
[5]	The balance mainly represents amounts owed to the Group’s investees for acquisition of contents assets and advances made for online marketing services and non-trade amounts payable for acquiring the equity interest of the Group’s investees.
[6]	The balance mainly represents deferred revenue in relation to licenses of intellectual property to be provided to the Group’s investees.